Balance Sheets (Unaudited) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 3,510,823	$ 3,446,973	$ 1,118,243
Accounts receivable	1,813,541	2,100,381	1,511,709
Prepaid expenses	38,299	28,093	11,771
Total Current Assets	5,362,663	5,575,447	2,641,723
Property and equipment, net	11,744	12,813	15,057
Other Assets
Patent rights, net	916,956	930,854	885,950
Web development costs, net	462,784	504,643	404,986
Security deposit	5,049	5,049	5,049
Total Other Assets	1,384,789	1,440,546	1,295,985
TOTAL ASSETS	6,759,196	7,028,806	3,952,765
Current Liabilities
Accounts payable - trade	163,131	200,372	188,739
Accounts payable - related party	570,000	570,000	570,000
Accrued expenses	30,851	25,459	12,000
Revenue share payable	1,163,302	1,502,761	1,287,552
Deferred revenue	253,438	120,130	226,272
Total Liabilities	2,180,722	2,418,722	2,284,563
Stockholders' Equity
Common stock, $.001 par value, 500,000,000 shares authorized, 22,924,819 and 22,867,319 shares issued and outstanding, respectively	22,925	22,867	14,817
Preferred stock, $.001 par value, 10,000,000 shares authorized, 0 and 65 shares issued and outstanding, respectively			0
Stock warrants	2,153,295	2,153,295	18,148,049
Additional paid-in-capital	27,720,330	27,595,609	8,875,155
Stock payable	1,021,000	963,063	0
Deferred stock compensation	(103,125)		(270,462)
Accumulated deficit	(26,235,951)	(26,124,750)	(25,099,357)
Total Stockholders' Equity	4,578,474	4,610,084	1,668,202
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,759,196	$ 7,028,806	$ 3,952,765